Gains (losses) from operating activities in the statement of income, included according to their nature (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Revenue	$ 1,943,655	$ 2,265,803	$ 2,157,323
Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	723,920	781,751	697,251
Sodium Nitrates [Member]
Statement [Line Items]
Revenue	20,679	17,688	18,555
Potassium Nitrate And Sodium Potassium Nitrate [Member]
Statement [Line Items]
Revenue	457,477	527,945	474,451
Specialty Blends [Member]
Statement [Line Items]
Revenue	153,739	145,511	121,263
Other Specialty Fertilizers [Member]
Statement [Line Items]
Revenue	92,025	90,607	82,982
Iodine And Derivatives [Member]
Statement [Line Items]
Revenue	371,020	324,972	252,123
Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	505,714	734,801	644,573
Potassium [Member]
Statement [Line Items]
Revenue	212,151	267,474	403,323
Industrial chemicals [Member]
Statement [Line Items]
Revenue	94,875	108,267	135,578
Other Products [Member]
Statement [Line Items]
Revenue	35,975	48,538	48,472
Income From Services [Member]
Statement [Line Items]
Revenue	3,410	4,017	3,795
Income From leasing Of Properties [Member]
Statement [Line Items]
Revenue	1,438	1,474	71
Income from subleases on right-of-use assets [Member]
Statement [Line Items]
Revenue	261	0	0
Commodities [Member]
Statement [Line Items]
Revenue	16,176	18,581	11,822
Other Ordinary Income Commercial Offices [Member]
Statement [Line Items]
Revenue	$ 14,690	$ 24,466	$ 32,784